Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2019	December 31, 2018
VAT and other tax credits	1,012	1,421
Insurance claims receivable, net (1)	109	11,761
Deferred insurance premiums	2,117	2,604
Advances to suppliers	621	494
Other	1,659	1,232

Total prepaid expenses and other current assets	$5,518	$17,512

 (1)As of December 31, 2018, includes $11,571 related to insurance claim at the iron ore port terminal in Nueva Palmira, Uruguay.

See Note 2(g) for insurance claims receivable.